Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,090,193.83
Previously Paid Amount
Total Fee Amount	4,453.71
Total Offset Amount
Net Fee	$ 4,453.71